RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

 RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2014, the FASB issued an accounting standards update that will eliminate the transaction- and industry-specific revenue recognition guidance under current U.S. GAAP and replace it with a principles based approach for determining revenue recognition. The revenue standard requires entities to apply the guidance retrospectively or recognize the cumulative effect of initially applying the guidance as an adjustment to the opening balance of retained earnings supplemented by additional disclosures. On April 1, 2015, the FASB proposed to defer the effective date of the revenue recognition standard by one year. Based on the proposed effective date, we will be required to adopt the new guidance for annual and interim periods beginning January 1, 2018; early adoption is permitted for annual and interim periods beginning January 1, 2017. We are in the process of identifying contracts with customers and performance obligations in contracts.

In June 2014, the FASB issued guidance that requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The standard is effective for periods beginning January 1, 2016; early adoption is permitted. An entity can elect to adopt the amendment prospectively or retrospectively. TEP does not expect the adoption of this guidance to have a material impact on our disclosures, financial condition, results of operations, or cash flows.

In August 2014, the FASB issued guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and provide related disclosures. This update is effective for annual and interim periods beginning January 1, 2017; early adoption is permitted. TEP does not expect the adoption of this guidance to have an impact on its disclosures.

In January 2015, the FASB issued an accounting standards update that removes the concept of extraordinary items from U.S. GAAP. The standard is effective for periods beginning January 1, 2016; early adoption is permitted. TEP does not expect the adoption of this guidance to impact its results of operations or disclosures.

In February 2015, the FASB issued guidance that amends the current consolidation guidance; the amendment affects both the variable interest entity and voting interest entity consolidation models. This standard is effective beginning January 1, 2016; early adoption is permitted. We are evaluating the impact to our financial statements and disclosures.

In April 2015, the FASB issued guidance which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, rather than as deferred charges. The amendment is effective for periods beginning January 1, 2016 and will be applied retrospectively; early adoption is permitted. The adoption of this standard is expected to result in reclassification of debt issuance costs from Other Current Assets and Other Assets to Long-Term Debt on our balance sheet. TEP’s deferred debt issuance costs associated with long-term debt outstanding totaled $12 million at March 31, 2015 and $11 million at December 31, 2014, of which approximately $1 million is classified as current at each date.

In April 2015, the FASB issued guidance that will help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement either as a software license or a service contract. The standard is effective for periods beginning January 1, 2016; early adoption is permitted. An entity can elect to adopt the amendment prospectively or retrospectively. TEP does not expect the adoption of this guidance to have a material impact on our disclosures, financial condition, results of operations, or cash flows.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In April 2014, the Financial Accounting Standards Board (FASB) issued an accounting standards update that limits the circumstances under which a disposal may be reported as a discontinued operation and requires new disclosures. This guidance will be effective in the first quarter of 2015. We do not expect the adoption of this guidance to have an impact on the presentation of our financial statements or our disclosures.

In May 2014, the FASB issued an accounting standards update that will eliminate the transaction- and industry-specific revenue recognition guidance under current U.S. GAAP and replace it with a principles based approach for determining revenue recognition. We will be required to adopt the new guidance retrospectively for annual and interim periods beginning January 1, 2017; early adoption is not permitted. We are evaluating the impact to our financial statements and disclosures.

In August 2014, the FASB issued guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and provide related disclosures. This update is effective for annual and interim periods beginning January 1, 2017; early adoption is permitted. TEP does not expect the adoption of this guidance to have an impact on its disclosures.